Document and Entity Information	Sep. 10, 2025
Details
Registrant CIK	0001530185
Fiscal Year End	--12-31
Document Type	8-K
Document Period End Date	Sep. 10, 2025
Entity Registrant Name	Ameritek Ventures, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54739
Entity Tax Identification Number	82-2380777
Entity Address, Address Line One	325 N Milwaukee Ave. Suite G1
Entity Address, City or Town	Wheeling
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60090
Entity Address, Address Description	Address of principal executive offices
City Area Code	312
Local Phone Number	239-3574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false